Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Information on remuneration [Line Items]
Key management personnel compensation		€ 8,400,000		€ 10,300,000	€ 11,400,000
Base salary [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		2,730,788		2,720,000	2,690,000
Key management personnel compensation other		150,691		168,742	179,428
Key management personnel compensation		8,446,577		10,134,217	11,364,217
Base salary [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	256,438
Key management personnel compensation other	[1]	11,507
Key management personnel compensation	[1]	444,667
Base salary [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		1,041,849	[1]	1,325,000	1,325,000
Key management personnel compensation other		42,533	[1]	57,224	62,176
Key management personnel compensation		4,688,992	[1]	5,452,299	6,153,067
Base salary [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		806,250		790,000	785,000
Key management personnel compensation other		61,308		68,908	70,267
Key management personnel compensation		1,896,081		2,652,864	3,007,990
Base salary [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		626,250		605,000	580,000
Key management personnel compensation other		35,343		42,610	46,986
Key management personnel compensation		1,416,837		2,029,054	2,203,160
Performance share plans [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		4,391,434		4,684,863	5,122,916
Performance share plans [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	[1]	112,737
Performance share plans [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		2,930,068	[1]	2,626,295	2,874,467
Performance share plans [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		763,140		1,172,533	1,295,996
Performance share plans [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		585,490		886,035	952,453
Restricted shares [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		0		0	0
Restricted shares [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	[1]	0
Restricted shares [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		0	[1]	0	0
Restricted shares [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		0		0	0
Restricted shares [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		0		0	0
Pension allowances [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		880,896		950,014	957,849
Pension allowances [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	[1]	57,973
Pension allowances [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		444,051	[1]	565,403	565,922
Pension allowances [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		237,250		233,857	233,126
Pension allowances [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		141,622		150,755	158,800
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		84,398		82,387	81,004
Pension scheme costs [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	[1]	6,012
Pension scheme costs [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		22,121	[1]	27,462	27,001
Pension scheme costs [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		28,133		27,462	27,001
Pension scheme costs [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		28,133		27,462	27,001
Annual incentive [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		208,370		1,528,211	2,333,020
Annual incentive [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		208,370	[1]	850,915	1,298,500
Annual incentive [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		0		360,103	596,600
Annual incentive [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		€ 0		€ 317,192	€ 437,920

[1]	As per October 15, 2022, Roy Jakobs was appointed as CEO of the company. The table includes actual costs incurred in respect of the remuneration received by Mr Van Houten and Mr Jakobs, respectively, as CEO.